Nationwide International Small Cap Fund Expense Example - Nationwide International Small Cap Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 708
Expense Example, with Redemption, 3 Years	1,036
Expense Example, with Redemption, 5 Years	1,385
Expense Example, with Redemption, 10 Years	2,368
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	333
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,343
Institutional Service Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	371
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	$ 1,480